Annual Total Returns [BarChart] - AZL MVP Growth Index Strategy Fund - AZL MVP Growth Index Strategy Fund	Apr. 30, 2021
Bar Chart Table:
Annual Return 2013	20.85%
Annual Return 2014	6.47%
Annual Return 2015	(0.80%)
Annual Return 2016	6.80%
Annual Return 2017	15.96%
Annual Return 2018	(6.45%)
Annual Return 2019	20.52%
Annual Return 2020	4.73%